Cash and Cash Equivalents - Tabular Disclosure of Cash and Cash Equivalents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Cash And Cash Equivalents [Abstract]
Checking accounts (a)	S/ 217,824	S/ 226,147	S/ 173,037
Term deposits (b)	17,545	14,346	35,214
Cash funds	376	640	443
Cash and cash equivalents	S/ 235,745	S/ 241,133	S/ 208,694	S/ 138,771